Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 21,226	$ 22,444
Derivatives held for trading, Fair value liabilities	(20,224)	(13,545)
Hedges, Fair value asset	2,654	1,988
Fair value asset	21,226	22,563
Fair value liability	(22,879)	(15,652)
Current derivatives, Fair value assets	5,112	12,583
Current derivatives, Fair value liabilities	(4,347)	(5,250)
Non-current derivatives, Fair value assets	16,114	9,980
Non-current derivatives, Fair value liabilities	(18,532)	(10,402)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	(1)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	119
Hedges, Fair value liability	(2,655)	(2,106)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	(1)
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	119
Hedges, Fair value liability	(2,651)	(2,102)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	(4)	(4)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	343	478
Derivatives held for trading, Fair value liabilities	(1,738)	(1,511)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,350	1,859
Derivatives held for trading, Fair value liabilities	(1,071)	(1,139)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11,533	14,750
Derivatives held for trading, Fair value liabilities	(10,506)	(6,708)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,905	5,355
Derivatives held for trading, Fair value liabilities	(6,893)	(4,187)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	95	2
Derivatives held for trading, Fair value liabilities	$ (16)	$ 0